Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 6,678	$ 9,672	$ 7,922
Short-term investments	31,558	15	27
Financial assets at fair value through profit or loss	7,792	19,051	2,808
Total	46,028	$ 28,738	$ 10,757	$ 15,387
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 5,084